Intangible Assets	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Intangible Assets

NOTE 5 – INTANGIBLE ASSETS

	March 31, 2016	December 31, 2015
	(Unaudited)
Computer software	$5,223	$-
Accumulated amortization	(261)	-
Balance as at the period end	$4,962	$-

Amortization expense for the periods ended March 31, 2016 (unaudited) and December 31, 2015, amounted to $261 and $0, respectively.